Taxes (Details 4) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 1,712	$ 960
Non-current assets, other taxes	3,970	4,516
Current liabilities, other taxes	5,220	4,166
Non-current liabilities, other taxes	329	376
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,705	954
Non-current assets, other taxes	3,959	4,506
Current liabilities, other taxes	5,210	4,106
Non-current liabilities, other taxes	329	376
Country Of Brazil [Member] | Current Non Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	566	592
Non-current assets, other taxes	525	607
Current liabilities, other taxes	1,012	1,032
Country Of Brazil [Member] | Current Non Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,090	304
Non-current assets, other taxes	2,459	2,876
Current liabilities, other taxes	536	265
Non-current liabilities, other taxes	130	141
Country Of Brazil [Member] | Claim To Recover P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	647	733
Country Of Brazil [Member] | Production Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,688	2,094
Non-current liabilities, other taxes	118	145
Country Of Brazil [Member] | Withholding Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	110	272
Country Of Brazil [Member] | Enrollment To The Tax Settlement Program [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,499
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	49	58
Non-current assets, other taxes	328	290
Current liabilities, other taxes	365	443
Non-current liabilities, other taxes	81	90
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	7	6
Non-current assets, other taxes	11	10
Current liabilities, other taxes	$ 10	$ 60